BASIC AND DILUTED NET LOSS PER SHARE (Details Textual) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Shares Excluded from Diluted Loss per Share - Anti-Dilutive	19,220,546	19,464,888